Inventories - Schedule of Major Classes of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory, Net [Abstract]
Raw materials	$ 84.2	$ 97.8
Work-in-process	1.6	2.6
Finished goods	195.1	197.6
Inventories	$ 280.9	$ 298.0